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                                                            [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

November 13, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-96785/811-08306
    (Class L and Class L - 4 Year)
    Rule 497(j) Certification
    ----------------------------------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of one Prospectus Supplement, dated November 10, 2008 to the April 28, 2008 Prospectus (as supplemented) (Class L contract), one Prospectus Supplement, dated November 10, 2008 to the April 28, 2008 Prospectuses (as supplemented) (Class L and Class L - 4 Year contracts), and Statement of Additional Information ("SAI"), dated April 28, 2008, as revised November 10, 2008, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements and SAI contained in Post-Effective Amendment No. 19 for the Account filed electronically with the Commission on November 6, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company